Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Liabilities
Schedule of breakdown of the balances

Thousand of Reais	2024	2023

Credit cards	52,876,437	54,169,518
Transactions pending settlement (1)	23,951,903	7,685,564
Dividends and Interest on Equity Payable	109,442	137,284
Tax collection accounts - Tax payables	1,545,784	1,208,245
Liabilities associated with the transfer of assets (Note 9.g)	19,740	25,497
Other financial liabilities	673,873	1,567,476
Total	79,177,179	64,793,584
(1)	Includes transactions pending settlement with B3 S.A. and foreign currency payment orders.